Fees Summary	Oct. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,300,000,000
Previously Paid Amount	0
Total Fee Amount	352,130
Total Offset Amount	0
Net Fee	$ 352,130